Note 9 - Income Taxes (Details Narrative) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 8,589,000	$ 9,927,000
Unrecognized Tax Benefits	$ 0	$ 0